DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value and Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Assets	$ 34	$ (46)
Liabilities	(1,230)	(1,104)
Modco arrangement | Reinsurance funds withheld
Derivatives, Fair Value [Line Items]
Assets	34	(46)
Liabilities	0	0
Indexed annuity and variable annuity product | Policyholders’ account balances
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	(1,196)	(1,104)
Funds withheld arrangement | Funds withheld for reinsurance liabilities
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	$ (34)	$ 0